Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2018
Related Party Transactions and Balances
Related Party Transactions and Balances

Note 3. Related Party Transactions and Balances

Eugene Schutt and Jennifer Adams Baldock, each an independent member of our Board of Directors, are lenders to Ivy Funding Nine LLC, the lender to our non-guarantor subsidiary.  Mr. Schutt and Ms. Baldock loaned 0.28% and 0.04% of the total available credit extended by Ivy Funding Nine LLC. The Company paid $1,067 during the Successor period ended December 31, 2018, and $10,021 during the Predecessor period ended December 12, 2018, to Ivy Funding, which represents payments of interest and fees.

William Saunders, Kyle Hanson, and Michael Durbin, our Chairman and Chief Executive Officer, President, and Chief Financial Officer, respectively, through trusts of which each is either, directly or indirectly through their family, the trustee and/or settlor has an interest in BusinessPhone.com LLC, Account Logic LLC, AdTrek LLC and Speech IQ LLC, entities that provide to the Company telecommunications and internet services, fraud detection, advertising and marketing support and speech analytics, respectively. Messrs. Saunders, Durbin and Hanson have interests of 5%,  10% and 35%, respectively.  During Predecessor period ended December 12, 2018, the company paid $8,784 to BusinessPhone.com LLC, $881 to Account Logic LLC, $258 to AdTrek LLC and $147 to Speech IQ LLC.